UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05642

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

Semiannual Report

February 28, 2009

MRF

American Income
Fund

American Income Fund

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

1	Explanation of Financial Statements

2	Fund Overview

3	Schedule of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

15	Statement of Cash Flows

16	Financial Highlights

17	Notes to Financial Statements

27	Notice to Shareholders

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of FINANCIAL STATEMENTS

As a shareholder in the fund, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund's net asset value ("NAV") and market price per share. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund's shares trade. This price, which may be higher or lower than the fund's NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund's assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund's net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund's net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund's securities are internally valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Financial Highlights provide a per-share breakdown of the components that affected the fund's NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund's holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource.

American Income Fund 2009 Semiannual Report

Fund OVERVIEW

Portfolio Allocation

As a percentage of total investments on February 28, 2009

U.S. Government Agency Fixed Rate Mortgage-Backed Securities	35%
CMO – Private Fixed Rate Mortgage-Backed Securities	19
High Yield Corporate Bonds	19
CMO – Private Adjustable Rate Mortgage-Backed Securities	7
Asset-Backed Securities	6
CMO – U.S. Agency Mortgage-Backed Securities	6
Investment Grade Corporate Bonds	3
Short-Term Investments	2
Municipal Bond	1
Preferred Stocks	1
U.S. Government Agency Adjustable Rate Mortgage-Backed Securities	1
100%

CMO: Collateralized Mortgage Obligation

American Income Fund 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE (I)
(Percentages of each investment category relate to total net assets)
High Yield Corporate Bonds — 28.1%
Basic Industry — 3.6%
AK Steel, 7.75%, 6/15/12	$200,000	$172,000
Domtar,
5.38%, 12/1/13	100,000	70,000
7.13%, 8/15/15	225,000	153,000
Evraz Group, 8.25%, 11/10/15 ■	150,000	88,500
FMG Finance Property, 10.00%, 9/1/13 ■	250,000	212,500
Freeport-McMoRan Copper & Gold, 8.25%, 4/1/15	150,000	133,500
Georgia-Pacific, 7.13%, 1/15/17 ■	200,000	183,500
Griffin Coal Mining, 9.50%, 12/1/16 ■	150,000	52,500
Hexion, 9.75%, 11/15/14	250,000	32,500
Ineos Group Holdings, 8.50%, 2/15/16 ■	50,000	3,000
Intertape Polymer US, 8.50%, 8/1/14 °°	150,000	93,000
Momentive Performance Materials, 9.75%, 12/1/14	133,000	50,540
Newark Group, 9.75%, 3/15/14 °°	200,000	16,000
Noble Group Ltd., 6.63%, 3/17/15 ■	250,000	155,000
Nova Chemicals, 6.50%, 1/15/12	250,000	198,125
Owens Corning, 6.50%, 12/1/16	270,000	198,410
Ply Gem Industries, 11.75%, 6/15/13	125,000	57,500
Steel Dynamics, 6.75%, 4/1/15	184,000	143,060
Vedanta Resources PLC, 9.50%, 7/18/18 ■	100,000	57,000
Verso Paper Holdings LLC, Series B, 11.38%, 8/1/16	115,000	24,150
		2,093,785
Capital Goods — 0.6%
BE Aerospace, 8.50%, 7/1/18	250,000	199,375
Case New Holland, 7.13%, 3/1/14	200,000	137,000
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	150,000	19,875
		356,250
Communications — 4.1%
CCO Holdings LLC, 8.75%, 11/15/13	250,000	195,000
CSC Holdings, 8.50%, 4/15/14 ■	250,000	240,000
Frontier Communications, 9.00%, 8/15/31	330,000	240,900
Inmarsat Finance PLC, 10.38%, 11/15/12	150,000	153,000
Intelsat Intermediate Holding Ltd., 0.00% through 2/1/10, 9.50% thereafter, 2/1/15 ■ ©	100,000	81,000
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16	150,000	141,375
Level 3 Financing, 12.25%, 3/15/13	250,000	172,500
MetroPCS Wireless, 9.25%, 11/1/14	150,000	141,750
Nextel Communications, Series F, 5.95%, 3/15/14	250,000	117,500
Nielsen Finance LLC, 0.00% through 8/1/11, 12.50% thereafter, 8/1/16 ©	240,000	93,600
Qwest, 8.88%, 3/15/12	175,000	172,375
Qwest Capital Funding, 7.25%, 2/15/11	200,000	190,500
Sprint Capital Corp., 8.75%, 3/15/32	150,000	90,375
UBS Luxembourg SA, 8.25%, 5/23/16 ■	150,000	88,125
Windstream, 8.13%, 8/1/13	250,000	242,500
		2,360,500
Consumer Cyclical — 5.1%
AutoNation, 3.09%, 4/15/13 r	50,000	39,625
Denny's Holdings, 10.00%, 10/1/12	100,000	86,000
Dollar General, 10.63%, 7/15/15	200,000	200,500
Ford Motor, 7.45%, 7/16/31	175,000	32,813
Ford Motor Credit, 7.00%, 10/1/13	250,000	123,134
Galaxy Entertainment, 9.88%, 12/15/12 ■	250,000	135,000

The accompanying notes are an integral part of the financial statements.

American Income Fund 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE (I)
General Motors, 8.25%, 7/15/23	$150,000	$18,000
GMAC LLC, 5.63%, 5/15/09	300,000	268,397
Goodyear Tire & Rubber, 7.86%, 8/15/11	200,000	160,000
Hanesbrands, Series B, 5.70%, 12/15/14 r	250,000	165,000
Harrah's Operating,
10.75%, 2/1/16	113,000	15,820
10.00%, 12/15/18 ■	126,000	35,280
Lear, Series B, 8.50%, 12/1/13	150,000	27,000
Levi Strauss & Co., 9.75%, 1/15/15	100,000	83,000
Meritage Homes, 6.25%, 3/15/15	140,000	84,000
MGM Mirage, 13.00%, 11/15/13 ■	200,000	144,000
Mohegan Tribal Gaming, 6.38%, 7/15/09	250,000	196,250
Neiman Marcus Group, 10.38%, 10/15/15	190,000	79,087
PEP Boys-Manny, Moe & Jack, 7.50%, 12/15/14	195,000	85,800
Rite Aid, 7.50%, 3/1/17	100,000	54,000
Royal Caribbean Cruises Ltd., 7.00%, 6/15/13	200,000	112,000
Sally Holdings LLC, 10.50%, 11/15/16	200,000	173,500
Shimao Property Holdings Ltd., 8.00%, 12/1/16 ■	150,000	69,000
Susser Holdings LLC, 10.63%, 12/15/13	200,000	192,000
Tenneco, 8.13%, 11/15/15	250,000	42,500
Ticketmaster Entertainment, 10.75%, 7/28/16 ■	150,000	108,000
UAL, 4.50%, 6/30/21	150,000	68,445
Wynn Las Vegas LLC, 6.63%, 12/1/14	205,000	144,525
		2,942,676
Consumer Non Cyclical — 4.4%
Catalent Pharma Solutions, 9.50%, 4/15/15	250,000	85,000
Chiquita Brands International, 7.50%, 11/1/14	100,000	71,750
Community Health Systems, 8.88%, 7/15/15	215,000	203,444
Constellation Brands, 7.25%, 5/15/17	200,000	189,000
Del Monte, 8.63%, 12/15/12	200,000	201,500
Fisher Scientific International, 6.75%, 8/15/14	500,000	489,037
HCA, 6.75%, 7/15/13	350,000	278,250
Health Management Associates, 6.13%, 4/15/16	200,000	154,500
Smithfield Foods, Series B, 7.75%, 5/15/13	250,000	161,250
Stater Brothers Holdings,
8.13%, 6/15/12	195,000	193,538
7.75%, 4/15/15	250,000	240,000
SUPERVALU, 7.50%, 5/15/12	250,000	242,500
Surgical Care Affiliates, 10.00%, 7/15/17 ■	135,000	74,250
		2,584,019
Electric — 3.3%
AVA Capital Trust III, 6.50%, 4/1/34	300,000	277,652
Dynegy Holdings, 7.75%, 6/1/19	250,000	151,250
Edison Mission Energy, 7.75%, 6/15/16	245,000	222,950
ISA Capital do Brasil, 8.80%, 1/30/17 ■	400,000	358,000
Mirant Americas Generation LLC, 8.50%, 10/1/21	200,000	156,000
NRG Energy, 7.38%, 2/1/16	150,000	138,375
Reliant Energy, 7.63%, 6/15/14	250,000	181,250
Teco Finance, 6.57%, 11/1/17	250,000	206,849
Texas Competitive Electric Holdings LLC, 10.25%, 11/1/15	450,000	227,250
		1,919,576

The accompanying notes are an integral part of the financial statements.

American Income Fund 2009 Semiannual Report

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE (I)
Energy — 1.9%
Chesapeake Energy,
7.00%, 8/15/14	$250,000	$213,750
9.50%, 2/15/15	150,000	139,500
Forest Oil, 7.25%, 6/15/19 ■	115,000	92,000
PetroHawk Energy, 7.88%, 6/1/15 ■	215,000	184,900
Plains Exploration & Production, 7.75%, 6/15/15	150,000	137,250
Sabine Pass LNG LP, 7.50%, 11/30/16	200,000	134,500
Tesoro, 6.63%, 11/1/15	250,000	203,750
		1,105,650
Finance — 0.5%
American General Finance, 5.85%, 6/1/13	195,000	84,029
Discover Financial Services, 2.63%, 6/11/10 r	215,000	190,517
Nuveen Investments, 5.50%, 9/15/15 °°	200,000	28,000
		302,546
Industrial Other — 1.6%
Aramark, 8.50%, 2/1/15	350,000	318,500
Baldor Electric, 8.63%, 2/15/17	200,000	158,500
Briggs & Stratton, 8.88%, 3/15/11	282,000	280,590
Terex Corp., 7.38%, 1/15/14	200,000	170,000
		927,590
Natural Gas — 1.3%
Copano Energy LLC, 7.75%, 6/1/18 ■	250,000	195,000
El Paso Energy, Series MTN, 7.80%, 8/1/31	100,000	76,282
Knight, 6.50%, 9/1/12	200,000	188,000
Southern Union, 7.20%, 11/1/66 r	200,000	100,000
Targa Resources, 8.50%, 11/1/13	315,000	198,450
		757,732
Real Estate — 0.2%
Agile Property Holdings, 9.00%, 9/22/13 ■	125,000	73,750
Greentown China Holdings, 9.00%, 11/8/13 ■	190,000	66,500
		140,250
Sovereign — 0.4%
Republic of Uruguay, 8.00%, 11/18/22	250,000	227,500
Technology — 0.5%
Amkor Technology, 9.25%, 6/1/16	35,000	19,775
First Data, 9.88%, 9/24/15	75,000	41,250
Freescale Semiconductor, 9.13%, 12/15/14 (PK)	150,000	9,750
Lucent Technologies, 6.45%, 3/15/29	250,000	90,625
NXP BV/NXP Funding, 9.50%, 10/15/15	225,000	19,125
Seagate Technology HDD Holdings, 6.38%, 10/1/11	150,000	101,250
		281,775
Transportation — 0.6%
Continental Airlines, 7.46%, 10/1/16	87,714	60,523
Delta Air Lines, Series 2001-1, 7.71%, 9/18/11	310,000	220,100
Hertz, 10.50%, 1/1/16	250,000	93,750
		374,373
Total High Yield Corporate Bonds (Cost: $21,255,805)		16,374,222

American Income Fund 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE (I)
U.S. Government Agency Mortgage-Backed Securities — 52.6%
Adjustable Rate r — 0.9%
Federal Home Loan Mortgage Corporation, 5.23%, 9/1/18, #605911	$134	$135
Federal National Mortgage Association,
4.22%, 7/1/27, #070179	1,433	1,427
4.86%, 10/1/32, #725110 (A)	296,996	299,430
Government National Mortgage Association, 4.13%, 12/20/22, #008096	228,466	229,729
		530,721
Fixed Rate — 51.7%
Federal Home Loan Mortgage Corporation Gold,
6.50%, 11/1/28, #C00676 (A)	230,067	243,059
5.50%, 10/1/33, #A15120 (A)	972,378	999,770
Federal National Mortgage Association,
6.00%, 12/1/13, #190179 (A)	215,696	219,549
7.00%, 7/1/17, #254414 (A)	227,578	240,322
5.00%, 11/1/18, #750989 (A)	391,769	405,155
5.00%, 2/1/19, #767182 (A)	646,486	668,574
5.00%, 2/1/21, #745279 (A)	647,812	667,921
5.50%, 4/1/21, #840466 (A)	824,506	856,155
6.00%, 5/1/29, #323702 (A)	406,825	423,625
6.50%, 5/1/31, #540814	167	176
7.00%, 9/1/31, #596680 (A)	304,098	321,804
7.00%, 3/1/32, #635970	205	219
6.50%, 6/1/32, #596712 (A)	385,572	403,245
5.50%, 6/1/33, #709700 (A)	647,841	666,293
5.50%, 11/1/33, #555967 (A)	1,513,959	1,557,080
6.00%, 11/1/33, #743642 (A)	437,088	453,772
5.50%, 12/1/33, #756202 (A)	921,006	947,238
6.00%, 1/1/34, #763687 (A)	753,856	781,688
5.50%, 2/1/34, #766070 (A)	687,579	706,518
6.00%, 3/1/34, #745324 (A)	764,397	795,007
6.50%, 6/1/34, #735273 (A)	793,433	836,257
6.00%, 1/1/35, #810225 (A)	642,649	666,376
5.50%, 3/1/35, #815979 (A)	1,350,998	1,386,944
5.00%, 7/1/35, #828346 (A)	1,778,123	1,813,090
5.50%, 3/1/36, #878059 (A)	1,178,715	1,208,972
6.00%, 6/1/36, #882685 (A)	2,968,227	3,071,320
5.00%, 6/1/37, #944244 (A)	1,459,967	1,486,999
4.50%, 4/1/39 .	575,000	574,281
5.00%, 4/1/39 .	3,145,000	3,189,225
6.00%, 4/1/39 .	2,850,000	2,943,514
Government National Mortgage Association,
5.50%, 8/15/33, #604567 (A)	974,650	1,004,923
6.00%, 7/15/34, #631574 (A)	544,773	565,313
		30,104,384
Total U.S. Government Agency Mortgage-Backed Securities (Cost: $29,840,336)		30,635,105
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 40.4%
Adjustable Rate r — 10.3%
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 6.47%, 4/25/37	835,713	455,986
California Federal Bank Los Angeles, Series 1991-C12, Class A, 6.15%, 7/15/21 † °°	11,357	8,556
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A, 0.67%, 10/25/36	1,355,477	554,310

The accompanying notes are an integral part of the financial statements.

American Income Fund 2009 Semiannual Report

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE (I)
Goldman Sachs Mortgage Loan Trust,
4.71%, 10/25/33, Series 2003-10, Class 1A1	$1,123,394	$906,005
5.10%, 1/25/35, Series 2005-AR1, Class B1	1,349,143	354,249
6.92%, 3/25/43, Series 2003-1, Class B2	1,743,371	1,583,591
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A, 0.71%, 3/19/37	1,389,686	585,404
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 5.98%, 7/25/36	1,500,000	413,592
JP Morgan Mortgage Trust, Series 2006-A7, Class 3A4, 5.94%, 1/25/37	725,109	135,876
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 3A2, 5.90%, 9/25/36	799,576	218,063
Washington Mutual MSC Mortgage, Series 2003-AR3, Class B1, 5.08%, 6/25/33	434,117	357,652
Wells Fargo Mortgage Backed Securities Trust,
4.40%, 2/25/33, Series 2003-D, Class A1	58,131	49,632
6.08%, 10/25/36, Series 2006-AR14, Class 2A3	583,667	348,582
		5,971,498
Fixed Rate — 30.1%
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37	913,049	478,780
Citicorp Mortgage Securities, Series 2004-5, Class B3, 5.29%, 8/25/34	1,117,033	462,027
Countrywide Alternative Loan Trust,
5.00%, 1/25/35, Series 2004-28CB, Class 2A1	292,585	288,331
5.50%, 4/25/35, Series 2005-7CB, Class 2A4	750,000	599,080
Credit Suisse First Boston Mortgage Securities Corporation,
6.24%, 4/25/33, Series 2003-8, Class DB1	1,311,919	906,543
6.00%, 12/25/35, Series 2005-11, Class 6A7	1,000,000	484,205
5.77%, 1/25/36, Series 2005-12, Class DB4	813,315	2,477
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	1,086,871	732,959
GMAC Mortgage Corporation Loan Trust,
5.00%, 1/25/34, Series 2003-J9, Class A15	1,325,000	1,206,662
6.50%, 1/25/35, Series 2004-J5, Class A7	727,567	666,178
Goldman Sachs Mortgage Loan Trust,
7.50%, 6/19/32, Series 2001-2, Class A ■	251,910	238,732
5.73%, 5/25/35, Series 2005-4F, Class B1	1,202,586	601,255
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30	649,772	615,674
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	944,055	515,100
Lehman Mortgage Trust, Series 2008-6, Cass 1A1, 6.56%, 7/25/47	436,095	326,293
MASTR Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	434,280	367,238
Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A, 6.13%, 11/25/34	992,466	869,028
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ■	1,044,177	99,045
Prime Mortgage Trust, Series 2004-2,
5.04%, 11/25/19, Class B2	334,001	245,070
5.04%, 11/25/19, Class B3	250,307	170,128
Residential Accredit Loans,
5.00%, 6/25/18, Series 2003-QS12, Class M1	789,085	581,557
5.00%, 9/25/19, Series 2004 QS13, Class M3	301,188	80,885
6.00%, 4/25/36, Series 2006-QS4, Class A9	607,806	402,862
Residential Asset Mortgage Products,
7.32%, 4/25/31, Series 2003-SL1, Class M2	940,977	619,072
6.50%, 7/25/32, Series 2004-SL4, Class A3	652,906	584,759
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2, Class 3A1, 5.50%, 4/25/22	869,867	771,192
Washington Mutual MSC Mortgage Pass-Through Certificates,
7.46%, 4/25/33, Series 2003-MS9, Class CB2	358,315	84,983
6.34%, 8/25/38, Series 2004-RA3, Class 2A	373,889	361,036
Wells Fargo Mortgage Backed Securities Trust,
4.50%, 8/25/18, Series 2003-7, Class A3	425,068	395,057
4.72%, 7/25/19, Series 2004-7, Class B2	559,204	413,567
4.72%, 7/25/19, Series 2004-7, Class B3	419,592	288,275

American Income Fund 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE (I)
5.00%, 7/25/19, Series 2004-7, Class 2A2	$563,436	$551,111
5.50%, 5/25/35, Series 2005-3, Class A9	1,802,498	1,386,487
5.50%, 12/25/35, Series 2005-14, Class 2A1	725,813	547,536
5.50%, 7/25/37, Series 2007-9, Class 1A4	1,240,000	628,879
		17,572,063
Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities (Cost: $36,495,525)		23,543,561
Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities — 9.1%
Fixed Rate — 3.2%
Federal Home Loan Mortgage Corporation, Series 2972, Class KA, 4.50%, 6/15/18	10,884	11,065
Federal National Mortgage Association,
4.50%, 5/25/19, Series 2004-29, Class WG	942,115	936,306
4.35%, 3/25/34, Series 2004-90, Class GA	553,362	558,515
7.50%, 2/25/42, Series 2002-W1, Class 2A	316,951	337,751
		1,843,637
Z-Bonds ☒ — 5.9%
Federal Home Loan Mortgage Corporation, Series 2676, Class GZ, 4.50%, 9/15/33	1,933,780	1,738,850
Government National Mortgage Association, Series 2001-8, Class Z, 6.50%, 3/20/31	1,585,230	1,678,982
		3,417,832
Total Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities (Cost: $4,859,887)		5,261,469
Asset-Backed Securities — 9.5%
Automotive — 0.2%
Daimler Chrysler Auto Trust, Series 2006-D, Class A3, 4.98%, 2/8/11	70,767	69,985
Hertz Vehicle Financing LLC, Series 2005-2A, Class A6, 5.08%, 11/25/11 ■	65,000	55,395
		125,380
Credit Cards — 2.2%
American Express Issuance Trust, Series 2005-1, Class C, 0.79%, 8/15/11 r	435,000	288,451
Discover Card Master Trust, Series 2007-C1, Class C1, 0.77%, 1/15/13 r	370,000	241,892
Washington Mutual Master Note Trust, Series 2007-C1, Class C1, 0.86%, 5/15/14 ■ °° r	1,000,000	772,321
		1,302,664
Home Equity — 2.2%
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 5.53%, 2/25/29 ©	1,460,181	1,294,511
Manufactured Housing — 1.0%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	168,188	157,771
Origen Manufactured Housing, Series 2005-B, Class M1, 5.99%, 1/15/37	750,000	419,021
		576,792
Other — 3.9%
Banc of America Commercial Mortgage, Series 2005-5, Class AM, 5.18%, 10/10/45	340,000	161,430
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW18, Class AJ, 6.21%, 6/11/50	390,000	98,333
Series 2007-T28, Class D, 5.99%, 9/11/42 ■	475,000	57,389
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJ, 6.10%, 12/10/49 r	210,000	52,456
Crown Castle Towers LLC, Series 2005-A1, Class D, 5.61%, 6/15/35 ■	1,000,000	910,000
JP Morgan Chase Commercial Mortgage Securities, Series 2005-LDP5, Class B, 5.33%, 12/15/44	425,000	132,332
LB-UBS Commercial Mortgage Trust,
Series 2008-C1, Class A2, 6.15%, 4/15/41	752,000	477,677
Series 2008-C1, Class AM, 6.15%, 4/15/41	210,000	79,217

The accompanying notes are an integral part of the financial statements.

American Income Fund 2009 Semiannual Report

American Income Fund (MRF)

DESCRIPTION	PAR/ SHARES	VALUE (I)
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class C, 5.13%, 7/12/38	$500,000	$146,254
Morgan Stanley Capital I, Series 2005-HQ6, Class B, 5.15%, 8/13/42	445,000	141,629
		2,256,717
Total Asset-Backed Securities (Cost: $8,294,079)		5,556,064
Investment Grade Corporate Bonds — 3.9%
Basic Industry — 1.1%
International Paper, 7.40%, 6/15/14	170,000	136,749
Southern Copper, 7.50%, 7/27/35	400,000	265,413
Vale Overseas, 6.25%, 1/11/16	250,000	248,207
		650,369
Consumer Cyclical — 0.5%
CVS Caremark, 6.30%, 6/1/37 r	200,000	123,000
Macys Retail Holdings, 7.45%, 7/15/17	250,000	157,428
		280,428
Consumer Non Cyclical — 1.7%
Bunge Ltd. Finance, 7.80%, 10/15/12	250,000	228,588
Delhaize America, 9.00%, 4/15/31	231,000	257,854
Delhaize Group, 5.88%, 2/1/14	500,000	500,708
		987,150
Finance — 0.3%
SLM, Series MTN, 1.32%, 7/26/10 r	250,000	205,994
Industrial Other — 0.3%
Con-way, 7.25%, 1/15/18	200,000	159,711
Total Investment Grade Corporate Bonds (Cost: $2,469,066)		2,283,652
Preferred Stocks — 0.8%
Finance — 0.4%
Citigroup, Series AA	5,000	40,250
Citigroup, Series F	4,000	32,520
MetLife, Series B	7,600	104,500
Regions Financing Trust III	3,600	47,340
		224,610
Real Estate Investment Trusts — 0.2%
Freddie Mac, Series Z	5,000	2,500
iStar Financial, Series G	1,000	2,860
National Retail Properties, Series C	4,000	61,000
Northstar Realty Finance, Series A	4,000	35,120
Northstar Realty Finance, Series B	4,000	32,040
		133,520
Wireless Communication — 0.2%
United States Cellular	6,000	96,660
Total Preferred Stocks (Cost: $1,008,178)		454,790
Municipal Bond — 1.0%
Healthcare Revenue — 1.0%
Sullivan County, Tennessee, Health, Educational & Housing Facilities Board, Hospital Revenue, Welmont Health System, Series 2001-8, 6.95%, 9/1/16 °° (Cost: $635,000)	$635,000	599,554

American Income Fund 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Income Fund (MRF)

DESCRIPTION	SHARES/ PAR	VALUE (I)
Short-Term Investments — 2.8%
Money Market Fund x — 1.8%
First American Prime Obligations Fund, Class Z	1,075,256	$1,075,256
U.S. Treasury Obligations ☐ — 1.0%
United States Treasury Bill, 0.18%, 4/9/09	$230,000	229,955
United States Treasury Bill, 0.20%, 6/24/09	70,000	69,955
United States Treasury Bill, 1.12%, 9/24/09	265,000	263,293
		563,203
Total Short-Term Investments (Cost: $1,638,459)		1,638,459
Total Investments ▲ — 148.3% (Cost: $106,496,335)		86,346,876
Other Assets and Liabilities, Net — (48.3)%		(28,106,073)
Total Net Assets — 100.0%		$58,240,803

(I)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

■  Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other "qualified institutional buyers". On February 28, 2009, the value of these investments was $4,829,687 or 8.3% of total net assets.

°°  Illiquid Security. A security may be considered illiquid if it lacks a readily available market. As of February 28, 2009, the value of these investments was $1,517,431 or 2.6% of total net assets. See note 2 in Notes to Financial Statements.

©  Delayed Interest (Step Bonds) – Securities for which the coupon rate of interest will adjust on specified future date(s).

r  Variable Rate Security – The rate shown is the rate in effect as of February 28, 2009.

(PK)  Payment-in-kind security for which part of the income earned may be paid as additional principal.

(A)  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2009, securities valued at $23,673,608 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$14,485,000	02/05/09	0.65%	03/05/09	$6,277	(1)
7,480,000	02/19/09	0.75%	03/19/09	1,558	(1)
$21,965,000				$7,835

*  Interest rate as of February 28, 2009. Rate is based on the London Interbank Offered Rate ("LIBOR") plus a spread and reset monthly.

Name of broker and description of collateral:

(1)  Goldman Sachs:
Federal National Mortgage Association, 4.86%, 10/1/32, $296,996 par
Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $230,067 par
Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $972,378 par
Federal National Mortgage Association, 6.00%, 12/1/13, $215,696 par
Federal National Mortgage Association, 7.00%, 7/1/17, $227,578 par
Federal National Mortgage Association, 5.00%, 11/1/18, $391,769 par
Federal National Mortgage Association, 5.00%, 2/1/19, $646,486 par
Federal National Mortgage Association, 5.00%, 2/1/21, $647,812 par
Federal National Mortgage Association, 5.50%, 4/1/21, $824,506 par
Federal National Mortgage Association, 6.00%, 5/1/29, $406,825 par
Federal National Mortgage Association, 7.00%, 9/1/31, $304,098 par
Federal National Mortgage Association, 6.50%, 6/1/32, $385,572 par

The accompanying notes are an integral part of the financial statements.

American Income Fund 2009 Semiannual Report

American Income Fund (MRF)

Federal National Mortgage Association, 5.50%, 6/1/33, $647,841 par
Federal National Mortgage Association, 5.50%, 11/1/33, $1,513,959 par
Federal National Mortgage Association, 6.00%, 11/1/33, $437,088 par
Federal National Mortgage Association, 5.50%, 12/1/33, $921,006 par
Federal National Mortgage Association, 6.00%, 1/1/34, $753,856 par
Federal National Mortgage Association, 5.50%, 2/1/34, $665,399 par
Federal National Mortgage Association, 6.00%, 3/1/34, $764,397 par
Federal National Mortgage Association, 6.00%, 1/1/35, $642,649 par
Federal National Mortgage Association, 6.50%, 6/1/35, $793,433 par
Federal National Mortgage Association, 5.50%, 3/1/35, $1,350,998 par
Federal National Mortgage Association, 5.00%, 7/1/35, $1,778,123 par
Federal National Mortgage Association, 5.50%, 3/1/36, $1,178,715 par
Federal National Mortgage Association, 6.00%, 6/1/36, $2,968,227 par
Federal National Mortgage Association, 5.00%, 6/1/37, $1,459,967 par
Government National Mortgage Association, 5.50%, 8/15/33, $974,650 par
Government National Mortgage Association, 6.00%, 7/15/34, $544,773 par

.  Security purchased on a when-issued basis. On February 28, 2009, the total cost of investments purchased on a when-issued basis was $6,696,832 or 11.5% of total net assets. See note 2 in Notes to Financial Statements.

†  Security is fair valued. As of February 28, 2009, the value of this investment was $8,556 or 0.0% of total net assets.

☒  Z-Bond – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents the current yield based upon the current cost basis and estimated future cash flows.

x  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. See note 3 in Notes to Financial Statements.

☐  Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of February 28, 2009.

▲  On February 28, 2009, the cost of investments for federal income tax purposes was approximately $106,496,335. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,739,336
Gross unrealized depreciation	(21,888,795)
Net unrealized depreciation	$(20,149,459)

Schedule of Open Futures Contracts

Description	Settlement Month	Number of Contracts Sold	Notional Contract Value	Unrealized Appreciation
U.S. Treasury 2 Year Note Futures	June 2009	3	$(650,006)	$178
U.S. Treasury 5 Year Note Futures	June 2009	78	(9,148,903)	55,199
U.S. Treasury 10 Year Note Futures	June 2009	18	(2,170,729)	10,167
U.S. Treasury Long Bond Futures	June 2009	20	(2,527,867)	60,992
				$126,536

Credit Default Swaps on Credit Indices – Sell Protection 1

Counterparty	Reference Index	Receive Fixed Rate	Expiration Date	Notional Amount [2]	Value	Unrealized Appreciation (Depreciation)
Deutsche Bank	Dow Jones CDX HVOL11 Index	3.85%	12/20/2013	$1,350,000	$(89,955)	$(45,078)
JPMorgan	Dow Jones iTRAXX Asia ex-Japan Index	6.50%	6/20/2013	500,000	(91,759)	(94,292)
JPMorgan	Dow Jones iTRAXX Asia ex-Japan Index	5.00%	12/20/2013	400,000	(94,279)	4,723
UBS	Markit ABX AAAO71 Index	0.09%	8/25/2037	450,000	(319,500)	(84,590)
					$(595,493)	$(219,237)

1  If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference entity.

2  The maximum potential amount the fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

American Income Fund 2009 Semiannual Report

Statement of ASSETS AND LIABILITIES February 28, 2009 (unaudited)

Assets:
Unaffiliated investments, at value (Cost: $105,421,079) (note 2)	$85,271,620
Affiliated money market fund, at value (Cost: $1,075,256) (note 3)	1,075,256
Cash	104,044
Receivable for investments sold	190,010
Receivable for accrued dividends and interest	907,112
Receivable for futures variation margin (note 2)	8,703
Receivable for swap agreements	12,397
Prepaid expenses and other assets	18,639
Total assets	87,587,781
Liabilities:
Payable for investments purchased on a when issued basis (note 2)	6,696,832
Payable for reverse repurchase agreements (note 2)	21,965,000
Payable for investment advisory fees (note 3)	29,311
Payable for administrative fees (note 3)	4,510
Payable for interest expense	7,250
Payable for professional fees	25,055
Payable for swap agreements	609,634
Payable for transfer agent fees	1,116
Payable for other expenses	8,270
Total liabilities	29,346,978
Net assets applicable to outstanding capital stock	$58,240,803
Composition of net assets:
Capital stock and additional paid-in capital	$87,597,805
Undistributed net investment income	433,350
Accumulated net realized loss on investments, futures contracts, and swap agreements	(9,548,192)
Net unrealized depreciation of investments	(20,149,459)
Net unrealized appreciation of futures contracts	126,536
Net unrealized depreciation of swap agreements	(219,237)
Total–representing net assets applicable to capital stock	$58,240,803
Net asset value and market price of capital stock:
Net assets outstanding	$58,240,803
Shares outstanding (authorized 200 million shares of $0.01 par value)	9,454,221
Net asset value per share	$6.16
Market price per share	$6.04

The accompanying notes are an integral part of the financial statements.

American Income Fund 2009 Semiannual Report

Statement of OPERATIONS For the six-month period ended February 28, 2009 (unaudited)

Investment Income:
Interest from unaffiliated investments	$3,370,596
Dividends from unaffiliated investments	34,494
Dividends from affiliated money market fund	6,988
Total investment income	3,412,078
Expenses (note 3):
Investment advisory fees	202,420
Interest expense	262,319
Administrative fees	31,150
Custodian fees	1,558
Professional fees	24,479
Postage and printing fees	16,719
Transfer agent fees	9,114
Listing fees	11,787
Directors' fees	14,351
Insurance fees	5,758
Pricing fees	4,652
Other expenses	10,491
Total expenses	594,798
Less: Fee reimbursements (note 3)	(430)
Less: Indirect payments from custodian (note 3)	(5)
Total net expenses	594,363
Net investment income	2,817,715
Net realized and unrealized losses on investments, futures contracts, and swap agreements (notes 2 and 4):
Net realized loss on:
Investments	(1,266,473)
Futures contracts	(1,223,569)
Swap agreements	(521,980)
Net change in unrealized appreciation or depreciation of:
Investments	(9,861,040)
Futures contracts	119,765
Swap agreements	(52,531)
Net loss on investments, futures contracts and swap agreements	(12,805,828)
Net decrease in net assets resulting from operations	$(9,988,113)

American Income Fund 2009 Semiannual Report

Statements of CHANGES IN NET ASSETS

	Six-Month Period Ended 2/28/09 (unaudited)	Year Ended 8/31/08
Operations:
Net investment income	$2,817,715	$5,000,635
Net realized gain (loss) on:
Investments	(1,266,473)	(1,059,955)
Futures contracts	(1,223,569)	(1,286,650)
Swap agreements	(521,980)	304,033
Net change in unrealized appreciation or depreciation of:
Investments	(9,861,040)	(8,586,182)
Futures contracts	119,765	(3,952)
Swap agreements	(52,531)	(281,647)
Net decrease in net assets resulting from operations	(9,988,113)	(5,913,718)
Distributions to shareholders (note 2):
From net investment income	(2,784,269)	(4,920,923)
Total decrease in net assets	(12,772,382)	(10,834,641)
Net assets at beginning of period	71,013,185	81,847,826
Net assets at end of period	$58,240,803	$71,013,185
Undistributed net investment income	$433,350	$399,904

The accompanying notes are an integral part of the financial statements.

American Income Fund 2009 Semiannual Report

Statement of CASH FLOWS For the six-month period ended February 28, 2009 (unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(9,988,113)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(36,767,788)
Proceeds from sales of investments	39,434,720
Net purchases/sales of short-term investments	328,677
Net amortization of bond discount and premium	(137,413)
Net change in unrealized appreciation or depreciation of investments	9,861,040
Net change in unrealized appreciation or depreciation of futures contracts	(119,765)
Net change in unrealized appreciation or depreciation of swap agreements	52,531
Net realized gain/loss on investments	1,266,473
Net realized gain/loss on futures contracts	1,223,569
Net realized gain/loss on swap agreements	521,980
Increase in receivable for accrued dividends and interest	(22,748)
Increase in prepaid expenses and other assets	(8,908)
Increase in receivable for futures variation margin	(1,094,132)
Increase in receivable for swap agreements	(962,971)
Decrease in accrued fees and expenses	(28,756)
Net cash provided by operating activities	3,558,396
Cash flows from financing activities:
Net payments for reverse repurchase agreements	(670,246)
Distributions paid to shareholders	(2,784,269)
Net cash used in financing activities	(3,454,515)
Net increase in cash	103,881
Cash at beginning of period	163
Cash at end of period	$104,044
Supplemental disclosure of cash flow information: Cash paid for interest	$290,386

American Income Fund 2009 Semiannual Report

FINANCIAL HIGHLIGHTS

Per-share data for an outstanding common share throughout each period and selected information for each period are as follows:

	Six-Month Period Ended 2/28/09	Year Ended August 31,			Ten-Month Fiscal Period Ended	Year Ended October 31,
	(unaudited)	2008	2007	2006	8/31/05	2004
Per-Share Data
Net asset value, beginning of period	$7.51	$8.66	$8.77	$8.98	$9.17	$9.06
Operations:
Net investment income	0.30	0.53	0.50	0.52	0.48	0.64
Net realized and unrealized gains (losses) on investments, futures contracts, and swap agreements	(1.35)	(1.16)	(0.10)	(0.21)	(0.18)	0.11
Total from operations	(1.05)	(0.63)	0.40	0.31	0.30	0.75
Distributions to shareholders:
From net investment income	(0.30)	(0.52)	(0.51)	(0.52)	(0.47)	(0.64)
Tax return of capital	—	—	—	—	(0.02)	—
Total distributions to shareholders	(0.30)	(0.52)	(0.51)	(0.52)	(0.49)	(0.64)
Net asset value, end of period	$6.16	$7.51	$8.66	$8.77	$8.98	$9.17
Market value, end of period	$6.04	$7.13	$8.00	$8.01	$8.13	$8.55
Selected Information
Total return, net asset value[1]	(14.27)%[4]	(7.68)%	4.68%	3.62%	3.86%[4]	9.02%
Total return, market value[2]	(11.07)%[4]	(4.61)%	6.32%	5.23%	0.85%[4]	7.71%
Net assets at end of period (in millions)	$58	$71	$82	$83	$85	$87
Ratio of expenses to average weekly net assets excluding interest expense	1.07%[5]	1.01%	0.98%	0.97%	0.96%[5]	0.93%
Ratio of expenses to average weekly net assets	1.91%[5]	2.22%	2.27%	2.26%	1.62%[5]	1.23%
Ratio of net investment income to average weekly net assets	9.04%[5]	6.39%	5.70%	5.96%	6.35%[5]	7.00%
Portfolio turnover rate	46%	59%	107%	80%	168%	193%[6]
Amount of borrowings outstanding at end of period (in millions)	$22	$23	$16	$27	$23	$22
Per-share amount of borrowings outstanding at end of period	$2.32	$2.39	$1.73	$2.90	$2.45	$2.28
Per-share amount of net assets, excluding borrowings, at end of period	$8.48	$9.90	$10.39	$11.67	$11.43	$11.45
Asset coverage ratio[3]	365%	414%	600%	403%	467%	502%

1  Assumes reinvestment of distributions at net asset value.

2  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

3  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

4  Total return has not been annualized.

5  Annualized.

6  The large turnover is due to increased activity in mortgage dollar roll transactions.

The accompanying notes are an integral part of the financial statements.

American Income Fund 2009 Semiannual Report

Notes to FINANCIAL STATEMENTS (unaudited as to February 28, 2009)

(1) Organization
       American Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The fund invests in fixed-income securities, primarily in mortgage-backed securities. The fund also invests in other debt securities, such as collateralized mortgage obligations (CMOs) and asset-backed securities, high-yield bonds, corporate bonds, and preferred stock. The fund will invest at least 65% of its total assets in investment-grade securities under normal market conditions. No more than 35% of the fund's total assets may be held in high-yield issues. The fund is authorized to borrow funds or issue senior securities in amounts not exceeding 33 1/3% of its total assets. Fund shares are listed on the New York Stock Exchange under the symbol MRF.

(2) Summary of Significant Accounting Policies
   Security Valuations

Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund's board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. ("FAF Advisors"), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating

American Income Fund 2009 Semiannual Report

Notes to FINANCIAL STATEMENTS

to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

As of February 28, 2009, the fund held one fair valued security with a total value of $8,556, or 0.0% of net assets.

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in preferred stocks, open end mutual funds, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are corporate and municipal bonds, asset-backed securities, U.S. government and agency securities, collateralized mortgage obligations, U.S. treasury bills and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other funds.

As of February 28, 2009, the fund's investments were classified as follows:

	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices in active markets for identical assets	$1,530,045	$126,536
Level 2 - Other significant observable inputs	83,291,359	(219,237)
Level 3 - Significant unobservable inputs	1,525,472	—
Total	$86,346,876	$(92,701)

*Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

American Income Fund 2009 Semiannual Report

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of August 31, 2008	$1,445,993
Accrued discounts/premiums	11,634
Realized gain (loss)	(36,750)
Net change in unrealized appreciation or depreciation	(68,876)
Net purchases (sales)	(214,416)
Net transfers in and/or (out) of Level 3	387,887
Balance as of February 28, 2009	$1,525,472

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of a portfolio-eligible security by the fund coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the fund and are subject to the fund's overall restriction on borrowing, under which it must maintain asset coverage of at least 300%. For the six-month period ended February 28, 2009, the weighted average borrowings outstanding were $22,441,968. The weighted average interest rate paid by the fund on such borrowings was 2.33%.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 28, 2009, the fund had no outstanding repurchase agreements.

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

American Income Fund 2009 Semiannual Report

Notes to FINANCIAL STATEMENTS

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes. As of February 28, 2009, the fund had outstanding futures contracts as disclosed in the Schedule of Investments.

Options Transactions

The fund may utilize options in an attempt to manage market or business risk or enhance its yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. As of February 28, 2009, the fund had no written or purchased options outstanding.

Swap Agreements

The fund may invest in swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into credit default, interest rate, and total return swap agreements to manage exposure to credit and interest rate risk and to attempt to increase the fund's yield or to enhance returns.

Swap agreements are marked-to-market daily based upon quotations received from an independent pricing service or, if not available, from market makers, and the change in value, if any, is recorded as unrealized gains or losses in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap agreement is recorded as realized gains or losses in the Statement of Operations. Net periodic payments received by the fund are included as part of realized or unrealized gains/losses on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. As of February 28, 2009, the fund held swap agreements as disclosed in the fund's Schedule of Investments.

American Income Fund 2009 Semiannual Report

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the reference entity or index. As a seller of protection on credit default swap agreements, the fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap, provided that there is no credit event. As the seller, the fund would effectively add leverage to its portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.

If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity, other deliverable obligations, or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index. If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity, other deliverable obligations, or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific reference entity. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). The fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the fund owns or has exposure to the reference entity) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific reference entity as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the reference entity. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the reference entity or to take an active long or short position with respect to the likelihood of a particular reference entity's default.

American Income Fund 2009 Semiannual Report

Notes to FINANCIAL STATEMENTS

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall, or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on credit indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of the credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period-end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the values serve as the indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap agreement had the agreement been closed as of the reporting date. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement, which are disclosed in the footnotes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective reference entity or index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same reference entity or entities.

Interest rate swap agreements involve the exchange by the fund with another party of its respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; (iv) callable interest rate swaps, under which the counterparty may terminate the

American Income Fund 2009 Semiannual Report

swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark; or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the fund's portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2009, the fund had when-issued or forward-commitment securities outstanding with a total cost of $6,696,832.

In connection with the ability to purchase securities on a when-issued basis, the fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to "rollover" its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of and for the six-month period ended February 28, 2009, the fund had no dollar roll transactions.

Illiquid or Restricted Securities

A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the fund's board of directors as reflecting fair value. The fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the fund's board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including rule 144A securities, are not subject to the limitation on a fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the fund's board of directors. As of February 28, 2009, the fund held 6 illiquid securities, the value of which was $1,517,431, which represents 2.6% of total net assets.

American Income Fund 2009 Semiannual Report

Notes to FINANCIAL STATEMENTS

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Security	Par	Date Acquired	Cost Basis
California Federal Bank of Los Angeles, Series 1991-C12, Class A, 6.15%, 7/15/21	$11,357	7/93	$3,462
Intertape Polymer US, 8.50%, 8/1/14	150,000	4/08	131,829
Newark Group, 9.75%, 3/15/14	200,000	6/05	190,038
Nuveen Investments, 5.50%, 9/15/15	200,000	3/08	133,286
Sullivan County, Tennessee, Health, Educational & Housing Facilities Board, Hospital Revenue, Welmont Health System, Series 2001-8, 6.95%, 9/1/16	635,000	6/06	635,000
Washington Mutual Master Note Trust, Series 2007-C1, Class C1, 0.86%, 5/15/14	1,000,000	8/07	959,798

Federal Taxes

The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 28, 2009, the fund did not have any tax positions that did not meet the "more-likely-than-not" threshold of being sustained by the applicable taxing authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, expiration of capital loss carry forwards, paydown gains and losses, and the tax recognition of mark-to-market gains and losses on open futures contracts. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the fund.

The character of distributions paid during the six-month period ended February 28, 2009 (estimated) and the fiscal year ended August 31, 2008, were as follows:

	2/28/09	8/31/08
Distributions paid from:
Ordinary income	$2,784,269	$4,920,923

At August 31, 2008, the fund's most recently completed fiscal year, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$234,952
Accumulated capital and post-October losses	(6,311,669)
Unrealized depreciation	(10,506,149)
Accumulated deficit	$(16,582,866)

The fund incurred losses of $2,003,252 for tax purposes for the period from November 1, 2007 to August 31, 2008. As permitted by tax regulations, the fund intends to elect to defer and treat the losses as arising in the fiscal year ended August 31, 2009.

American Income Fund 2009 Semiannual Report

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the fund are distributed to shareholders at least annually. Such distributions are payable in cash or, pursuant to the fund's dividend reinvestment plan, reinvested in additional shares of the fund's capital stock.

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the fund. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from these estimates.

(3) Expenses
   Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), FAF Advisors, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides FAF Advisors with a monthly investment advisory fee in an amount equal to an annualized rate of 0.65% of the fund's average weekly net assets. For its fee, FAF Advisors provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are a series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the fund and the related money market funds, FAF Advisors will reimburse the fund an amount equal to that portion of FAF Advisors' investment advisory fee received from the related money market funds that is attributable to the assets of the fund. These reimbursements, if any, are disclosed as "Fee reimbursements" in the Statement of Operations.

Administrative Fees

FAF Advisors serves as the fund's administrator pursuant to an administration agreement between FAF Advisors and the fund. Under this administration agreement, FAF Advisors receives a monthly administrative fee equal to an annualized rate of 0.10% of the fund's average weekly net assets. For its fee, FAF Advisors provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund equals an annual rate of 0.005% of average weekly net assets. These fees are computed weekly and paid monthly.

American Income Fund 2009 Semiannual Report

Notes to FINANCIAL STATEMENTS

Under this agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund's custodian expenses. For the six-month period ended February 28, 2009, custodian fees were reduced by $5 as a result of interest earned and were not increased as a result of overdrafts.

Other Fees and Expenses

In addition to the investment advisory, administrative, and custodian fees the fund is responsible for paying most other operating expenses, including: legal, auditing and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors' fees and expenses, insurance, interest, taxes, and other miscellaneous expenses. For the six-month period ended February 28, 2009, legal fees and expenses of $2,649 were paid to a law firm of which an Assistant Secretary of the fund is a partner.

Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all the funds within the First American Family of Funds, or a combination of both methods.

(4) Investment Security Transactions
   Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six-month period ended February 28, 2009, aggregated $40,622,182 and $39,624,700, respectively.

(5) Indemnifications
    The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(6) New Accounting Pronouncement
    In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133"("FAS 161"). FAS 161 requires enhanced disclosures about a fund's derivative and hedging activities. FAS 161 is effective for financial statements issued for periods beginning after November 15, 2008 and interim periods within those fiscal years. The fund does not expect FAS 161 to have a material impact on its financial statement amounts; however, additional disclosures will be required.

American Income Fund 2009 Semiannual Report

Notice to SHAREHOLDERS (unaudited)

ANNUAL MEETING RESULTS

An annual meeting of the fund's shareholders was held on December 1, 2008. Each matter voted upon at the meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes (if any) with respect to such matters, are set forth below.

(1)  The fund's shareholders elected the following nine directors:

	Shares Voted "For"	Shares Withholding Authority to Vote
Benjamin R. Field III	8,565,194	417,125
Roger A. Gibson	8,572,757	409,562
Victoria J. Herget	8,570,951	411,368
John P. Kayser	8,571,894	410,425
Leonard W. Kedrowski	8,562,722	419,597
Richard K. Riederer	8,566,235	416,084
Joseph D. Strauss	8,563,749	418,570
Virginia L. Stringer	8,569,207	413,112
James M. Wade	8,571,349	410,970

(2)  The fund's shareholders ratified the selection by the fund's board of directors of Ernst & Young LLP as the independent registered public accounting firm for the fund for the fiscal period ending August 31, 2009. The following votes were cast regarding this matter:

Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
8,850,891	66,598	64,830	—

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities is available at firstamericanfunds.com and on the Securities and Exchange Commission's website at www.sec.gov. A description of the fund's policies and procedures is also available without charge upon request by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Form N-Q is available without charge (1) upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission's website at www.sec.gov. In addition, you may review and copy the fund's Form N-Q at the Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 business days of the calendar quarter-end.

CERTIFICATIONS

In December 2008, the fund's Chief Executive Officer submitted to the New York Stock Exchange ("NYSE") his annual certification required under Section 303A.12(a) of the NYSE corporate governance rules. The certifications of the fund's Principal Executive Officer and Principal Financial Officer required pursuant to Rule 30a-2 under the 1940 Act were filed with the fund's Form N-CSR filing and are available on the Securities and Exchange Commission's website at www.sec.gov.

American Income Fund 2009 Semiannual Report

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BOARD OF DIRECTORS

Virginia Stringer

Chairperson of American Income Fund, Inc.
Governance Consultant; Chair of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of American Income Fund, Inc.
Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer,
and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of American Income Fund, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of American Income Fund, Inc.
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of American Income Fund, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of
William Blair & Company, LLC

Leonard Kedrowski

Director of American Income Fund, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of American Income Fund, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of American Income Fund, Inc.
Owner and President of Strauss Management Company

James Wade

Director of American Income Fund, Inc.
Owner and President of Jim Wade Homes

American Income Fund's Board of Directors is comprised entirely of independent directors.

P.O. Box 1330

Minneapolis, MN 55440-1330

American Income Fund

2009 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

4/2009    0103-9 MRF-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)                      The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)                     There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2009

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: April 29, 2009